UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2214

Columbia Funds Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Tax-Managed Growth Fund

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 8.4%
Hotels, Restaurants & Leisure – 1.1%
	Marriott International, Inc., Class A	42,000	2,875,740
	Hotels, Restaurants & Leisure Total		2,875,740
Media – 2.4%
	Univision Communications, Inc., Class A (a)	206,400	5,836,992
	Media Total		5,836,992
Multiline Retail – 2.4%
	Kohl’s Corp. (a)	103,900	5,854,765
	Multiline Retail Total		5,854,765
Specialty Retail – 2.5%
	Lowe’s Companies, Inc.	92,500	6,125,350
	Specialty Retail Total		6,125,350
	CONSUMER DISCRETIONARY TOTAL		20,692,847
CONSUMER STAPLES – 10.1%
Food & Staples Retailing – 6.4%
	Sysco Corp.	140,000	5,048,400
	Wal-Mart Stores, Inc.	111,500	5,502,525
	Walgreen Co.	108,600	5,197,596
	Food & Staples Retailing Total		15,748,521
Household Products – 3.7%
	Colgate-Palmolive Co.	62,500	3,308,750
	Procter & Gamble Co.	103,000	5,729,890
	Household Products Total		9,038,640
	CONSUMER STAPLES TOTAL		24,787,161
ENERGY – 10.4%
Energy Equipment & Services – 3.8%
	Nabors Industries Ltd. (a)	76,000	4,974,200
	Schlumberger Ltd.	54,000	4,521,960
	Energy Equipment & Services Total		9,496,160
Oil, Gas & Consumable Fuels – 6.6%
	Apache Corp.	95,200	6,511,680
	Exxon Mobil Corp.	164,000	9,635,000
	Oil, Gas & Consumable Fuels Total		16,146,680
	ENERGY TOTAL		25,642,840
FINANCIALS – 18.2%
Capital Markets –3.8%
	Lehman Brothers Holdings, Inc.	28,300	2,975,179
	Merrill Lynch & Co., Inc.	108,600	6,383,508
	Capital Markets Total		9,358,687

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 2.9%
	Bank of America Corp.(b)	166,300	7,250,680
	Commercial Banks Total		7,250,680
Consumer Finance – 2.8%
	American Express Co.	76,900	4,229,500
	SLM Corp.	50,500	2,600,245
	Consumer Finance Total		6,829,745
Diversified Financial Services – 1.8%
	Citigroup, Inc.	103,555	4,504,643
	Diversified Financial Services Total		4,504,643
Insurance – 5.2%
	AFLAC, Inc.	90,300	4,072,530
	American International Group, Inc.	68,500	4,123,700
	RenaissanceRe Holdings Ltd.	101,780	4,573,993
	Insurance Total		12,770,223
Thrifts & Mortgage Finance – 1.7%
	Fannie Mae	73,000	4,077,780
	Thrifts & Mortgage Finance Total		4,077,780
	FINANCIALS TOTAL		44,791,758
HEALTH CARE – 18.6%
Biotechnology – 2.7%
	Amgen, Inc. (a)	82,500	6,579,375
	Biotechnology Total		6,579,375
Health Care Equipment & Supplies – 8.3%
	Kinetic Concepts, Inc. (a)	101,080	6,061,768
	Medtronic, Inc.	77,700	4,191,138
	St. Jude Medical, Inc. (a)	119,900	5,684,459
	Zimmer Holdings, Inc. (a)	55,200	4,546,272
	Health Care Equipment & Supplies Total		20,483,637
Health Care Providers & Services – 3.4%
	Caremark Rx, Inc. (a)	122,000	5,438,760
	Express Scripts, Inc. (a)	56,600	2,960,180
	Health Care Providers & Services Total		8,398,940
Pharmaceuticals – 4.2%
	Schering-Plough Corp.	246,900	5,140,458

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	162,000	5,086,800
	Pharmaceuticals Total		10,227,258
	HEALTH CARE TOTAL		45,689,210
INDUSTRIALS – 11.8%
Aerospace & Defense – 2.1%
	United Technologies Corp.	100,000	5,070,000
	Aerospace & Defense Total		5,070,000
Electrical Equipment – 2.2%
	Emerson Electric Co.	80,400	5,290,320
	Electrical Equipment Total		5,290,320
Industrial Conglomerates – 4.1%
	General Electric Co.	291,500	10,056,750
	Industrial Conglomerates Total		10,056,750
Machinery – 3.4%
	Eaton Corp.	67,700	4,423,518
	Illinois Tool Works, Inc.	46,700	3,999,855
	Machinery Total		8,423,373
	INDUSTRIALS TOTAL		28,840,443
INFORMATION TECHNOLOGY – 19.1%
Communications Equipment – 1.7%
	Cisco Systems, Inc. (a)	212,600	4,071,290
	Communications Equipment Total		4,071,290
Computers & Peripherals – 8.4%
	Apple Computer, Inc. (a)	149,500	6,376,175
	Dell, Inc. (a)	155,900	6,309,273
	EMC Corp. (a)	257,900	3,530,651
	Network Appliance, Inc. (a)	174,000	4,438,740
	Computers & Peripherals Total		20,654,839
Semiconductors & Semiconductor Equipment – 2.9%
	Intel Corp.	142,500	3,867,450
	Microchip Technology, Inc.	105,000	3,262,350
	Semiconductors & Semiconductor Equipment Total		7,129,800
Software – 6.1%
	Electronic Arts, Inc. (a)	56,400	3,248,640
	Microsoft Corp.	233,900	5,990,179

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	267,200	5,870,389
	Software Total		15,109,208
	INFORMATION TECHNOLOGY TOTAL		46,965,137
MATERIALS – 1.1%
Chemicals – 1.1%
	Ecolab, Inc.	76,400	2,565,512
	Chemicals Total		2,565,512
	MATERIALS TOTAL		2,565,512
	Total Common Stocks (cost of $193,481,880)		239,974,908

		Par ($)
Short-Term Obligation – 2.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/29/05, due 08/01/05 at 3.170%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $5,228,617 (repurchase proceeds $5,125,354)	5,124,000	5,124,000

	Total Short-Term Obligation (cost of $5,124,000)		5,124,000

	Total Investments – 99.8% (cost of $198,605,880)(c)(d)		245,098,908

	Other Assets & Liabilities, Net – 0.2%		479,567

	Net Assets – 100.0%		245,578,475

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

4

(b)	Investments in affiliates during the nine months ended July 31, 2005:

	Security name:	Bank of America Corp.
	Shares as of 10/31/04:	188,600
	Shares sold:	(22,300)
	Shares as of 07/31/05:	166,300
	Value at end of period:	$7,250,680

(c)	Cost for federal income tax purposes is $198,605,880.

(d)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$50,786,891	$(4,293,863)	$46,493,028

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Tax-Managed Growth Fund II

		Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 8.8%
Hotels, Restaurants & Leisure – 1.2%
	Marriott International, Inc., Class A	6,000	410,820
	Hotels, Restaurants & Leisure Total		410,820
Media – 2.3%
	Univision Communications, Inc., Class A (a)	28,730	812,485
		Media Total	812,485
Multiline Retail – 2.6%
	Kohl’s Corp. (a)	16,300	918,505
	Multiline Retail Total		918,505
Specialty Retail – 2.7%
	Lowe’s Companies, Inc.	13,900	920,458
	Specialty Retail Total		920,458
	CONSUMER DISCRETIONARY TOTAL		3,062,268
CONSUMER STAPLES – 10.2%
Food & Staples Retailing – 6.2%
	Sysco Corp.	19,000	685,140
	Wal-Mart Stores, Inc.	15,270	753,575
	Walgreen Co.	15,300	732,258
	Food & Staples Retailing Total		2,170,973
Household Products – 4.0%
	Colgate-Palmolive Co.	9,800	518,812
	Procter & Gamble Co.	15,800	878,954
	Household Products Total		1,397,766
	CONSUMER STAPLES TOTAL		3,568,739
ENERGY – 10.6%
Energy Equipment & Services – 3.9%
	Nabors Industries Ltd. (a)	11,200	733,040
	Schlumberger Ltd.	7,500	628,050
	Energy Equipment & Services Total		1,361,090
Oil, Gas & Consumable Fuels – 6.7%
	Apache Corp.	13,600	930,240
	Exxon Mobil Corp.	23,800	1,398,250
	Oil, Gas & Consumable Fuels Total		2,328,490
	ENERGY TOTAL		3,689,580
FINANCIALS – 18.1%
Capital Markets – 3.8%
	Lehman Brothers Holdings, Inc.	4,100	431,033
	Merrill Lynch & Co., Inc.	15,350	902,273
	Capital Markets Total		1,333,306

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 2.6%
	Bank of America Corp.(b)	20,600	898,160
	Commercial Banks Total		898,160
Consumer Finance – 2.8%
	American Express Co.	11,100	610,500
	SLM Corp.	7,200	370,728
	Consumer Finance Total		981,228
Diversified Financial Services – 1.8%
	Citigroup, Inc.	14,800	643,800
	Diversified Financial Services Total		643,800
Insurance – 5.5%
	AFLAC, Inc.	14,000	631,400
	American International Group, Inc.	10,000	602,000
	RenaissanceRe Holdings Ltd.	15,200	683,088
	Insurance Total		1,916,488
Thrifts & Mortgage Finance – 1.6%
	Fannie Mae	9,785	546,590
	Thrifts & Mortgage Finance Total		546,590
	FINANCIALS TOTAL		6,319,572
HEALTH CARE – 18.9%
Biotechnology – 2.6%
	Amgen, Inc. (a)	11,500	917,125
	Biotechnology Total		917,125
Health Care Equipment & Supplies – 8.5%
	Kinetic Concepts, Inc. (a)	14,860	891,154
	Medtronic, Inc.	11,100	598,734
	St. Jude Medical, Inc. (a)	17,400	824,934
	Zimmer Holdings, Inc. (a)	7,800	642,408
	Health Care Equipment & Supplies Total		2,957,230
Health Care Providers & Services – 3.6%
	Caremark Rx, Inc. (a)	18,500	824,730
	Express Scripts, Inc. (a)	8,240	430,952
	Health Care Providers & Services Total		1,255,682
Pharmaceuticals – 4.2%
	Schering-Plough Corp.	35,800	745,356

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	22,600	709,640
	Pharmaceuticals Total		1,454,996
	HEALTH CARE TOTAL		6,585,033
INDUSTRIALS – 12.1%
Aerospace & Defense – 2.1%
	United Technologies Corp.	14,400	730,080
	Aerospace & Defense Total		730,080
Electrical Equipment – 2.1%
	Emerson Electric Co.	11,200	736,960
	Electrical Equipment Total		736,960
Industrial Conglomerates – 4.1%
	General Electric Co.	41,900	1,445,550
	Industrial Conglomerates Total		1,445,550
Machinery – 3.8%
	Eaton Corp.	11,500	751,410
	Illinois Tool Works, Inc.	6,700	573,855
	Machinery Total		1,325,265
	INDUSTRIALS TOTAL		4,237,855
INFORMATION TECHNOLOGY – 19.5%
Communications Equipment – 1.6%
	Cisco Systems, Inc. (a)	28,795	551,424
	Communications Equipment Total		551,424
Computers & Peripherals – 8.7%
	Apple Computer, Inc. (a)	21,300	908,445
	Dell, Inc. (a)	24,900	1,007,703
	EMC Corp. (a)	36,400	498,316
	Network Appliance, Inc. (a)	24,700	630,097
	Computers & Peripherals Total		3,044,561
Semiconductors & Semiconductor Equipment – 3.0%
	Intel Corp.	21,000	569,940
	Microchip Technology, Inc.	14,900	462,943
	Semiconductors & Semiconductor Equipment Total		1,032,883
Software – 6.2%
	Electronic Arts, Inc. (a)	8,000	460,800
	Microsoft Corp.	34,300	878,423

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Symantec Corp. (a)	38,401	843,669
	Software Total		2,182,892
	INFORMATION TECHNOLOGY TOTAL		6,811,760
MATERIALS – 1.1%
Chemicals – 1.1%
	Ecolab, Inc.	11,100	372,738
	Chemicals Total		372,738
	MATERIALS TOTAL		372,738
	Total Common Stocks (cost of $29,435,020)		34,647,545

		Par ($)
Short-Term Obligation – 1.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/29/05, due 08/01/05 at 3.170%, collateralized by a U.S. Treasury Bond maturing 08/15/21, market value of $531,075 (repurchase proceeds $520,137)	520,000	520,000

	Total Short-Term Obligation (cost of $520,000)		520,000

	Total Investments – 100.8% (cost of $29,955,020)(c)(d)		35,167,545

	Other Assets & Liabilities, Net – (0.8)%		(292,600)

	Net Assets – 100.0%		34,874,945

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

4

(b)	Investments in affiliates during the nine months ended July 31, 2005:

	Security name:	Bank of America Corp.
	Shares as of 10/31/04:	20,600
	Shares as of 07/31/05:	20,600
	Value at end of period:	$898,160

(c)	Cost for federal income tax purposes is $29,955,020.

(d)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,664,959	$(1,452,434)	$5,212,525

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

July 31, 2005 (Unaudited)	Columbia Tax-Managed Value Fund

		Shares	Value ($)*
Common Stocks – 97.3%
CONSUMER DISCRETIONARY – 8.0%
Auto Components – 0.6%
	Johnson Controls, Inc.	6,700	384,848
	Auto Components Total		384,848
Hotels, Restaurants & Leisure – 1.5%
	Carnival Corp.	6,600	345,840
	Harrah’s Entertainment, Inc.	3,834	301,889
	McDonald’s Corp.	11,700	364,689
	Hotels, Restaurants & Leisure Total		1,012,418
Media – 1.3%
	News Corp., Class A	38,100	624,078
	Viacom, Inc., Class A	8,640	290,563
	Media Total		914,641
Multiline Retail – 2.8%
	Federated Department Stores, Inc.	12,819	972,578
	J.C. Penney Co., Inc.	16,729	939,166
	Multiline Retail Total		1,911,744
Specialty Retail – 1.8%
	Limited Brands	16,774	408,950
	Sherwin-Williams Co.	5,851	278,566
	Staples, Inc.	23,700	539,649
	Specialty Retail Total		1,227,165
	CONSUMER DISCRETIONARY TOTAL		5,450,816
CONSUMER STAPLES – 6.1%
Beverages – 1.7%
	Diageo PLC, ADR	7,672	427,100
	PepsiCo, Inc.	13,967	761,621
	Beverages Total		1,188,721
Food Products – 0.5%
	Cadbury Schweppes PLC, ADR	9,200	355,488
	Food Products Total		355,488
Household Products – 2.0%
	Clorox Co.	12,274	685,503
	Kimberly-Clark Corp.	10,577	674,389
	Household Products Total		1,359,892
Tobacco – 1.9%
	Altria Group, Inc.	19,414	1,299,962
	Tobacco Total		1,299,962
	CONSUMER STAPLES TOTAL		4,204,063

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – 14.5%
Energy Equipment & Services – 2.2%
	Halliburton Co.	15,133	848,205
	Nabors Industries Ltd. (a)	1,100	71,995
	Schlumberger Ltd.	6,737	564,156
	Energy Equipment & Services Total		1,484,356
Oil, Gas & Consumable Fuels – 12.3%
	BP PLC, ADR	10,488	690,950
	ChevronTexaco Corp.	10,737	622,853
	ConocoPhillips	17,112	1,071,040
	EOG Resources, Inc.	6,900	421,590
	Exxon Mobil Corp.	52,536	3,086,490
	Marathon Oil Corp.	9,375	547,125
	Murphy Oil Corp.	5,900	312,936
	Occidental Petroleum Corp.	11,700	962,676
	Williams Companies, Inc.	34,700	737,028
	Oil, Gas & Consumable Fuels Total		8,452,688
	ENERGY TOTAL		9,937,044
FINANCIALS – 30.9%
Capital Markets – 6.5%
	A.G. Edwards, Inc.	4,035	178,751
	Bank of New York Co., Inc.	29,695	914,012
	Franklin Resources, Inc.	4,994	403,615
	Goldman Sachs Group, Inc.	8,174	878,542
	Merrill Lynch & Co., Inc.	26,289	1,545,267
	Morgan Stanley	9,621	510,394
	Capital Markets Total		4,430,581
Commercial Banks – 10.1%
	Marshall & Ilsley Corp.	17,632	809,661
	National City Corp.	10,201	376,519
	North Fork Bancorporation, Inc.	28,045	768,152
	PNC Financial Services Group, Inc.	6,274	343,941
	SunTrust Banks, Inc.	3,600	261,792
	U.S. Bancorp	47,711	1,434,193
	UnionBanCal Corp.	2,500	178,350
	Wachovia Corp.	26,390	1,329,528
	Wells Fargo & Co.	23,484	1,440,509
	Commercial Banks Total		6,942,645
Diversified Financial Services – 3.4%
	Citigroup, Inc.	37,692	1,639,602

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	JPMorgan Chase & Co.	19,618	689,376
	Diversified Financial Services Total		2,328,978
Insurance – 6.5%
	Allstate Corp.	6,962	426,492
	Ambac Financial Group, Inc.	7,160	514,374
	American International Group, Inc.	9,167	551,854
	Chubb Corp.	5,060	449,429
	Genworth Financial, Inc., Class A	23,000	721,280
	Hartford Financial Services Group, Inc.	8,924	719,007
	Willis Group Holdings Ltd.	9,708	321,917
	XL Capital Ltd., Class A	10,691	767,828
	Insurance Total		4,472,181
Real Estate – 2.4%
	Archstone-Smith Trust, REIT	12,613	536,052
	Host Marriott Corp., REIT	8,100	151,065
	Kimco Realty Corp., REIT	8,591	564,085
	ProLogis, REIT	8,500	387,260
	Real Estate Total		1,638,462
Thrifts & Mortgage Finance – 2.0%
	Fannie Mae	9,200	513,912
	Golden West Financial Corp.	12,600	820,512
	Thrifts & Mortgage Finance Total		1,334,424
	FINANCIALS TOTAL		21,147,271
HEALTH CARE – 6.5%
Health Care Equipment & Supplies – 0.8%
	Baxter International, Inc.	13,500	530,145
	Health Care Equipment & Supplies Total		530,145
Health Care Providers & Services – 1.7%
	Aetna, Inc.	9,722	752,483
	CIGNA Corp.	4,116	439,383
	Health Care Providers & Services Total		1,191,866
Pharmaceuticals – 4.0%
	AstraZeneca PLC	12,600	572,544
	GlaxoSmithKline PLC, ADR	7,223	342,659
	Johnson & Johnson	8,518	544,811
	Novartis AG, ADR	8,677	422,657
	Pfizer, Inc.	32,640	864,960
	Pharmaceuticals Total		2,747,631
	HEALTH CARE TOTAL		4,469,642

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – 11.2%
Aerospace & Defense – 5.2%
	General Dynamics Corp.	8,897	1,024,846
	Goodrich Corp.	15,900	703,416
	Honeywell International, Inc.	17,200	675,616
	United Technologies Corp.	23,576	1,195,303
	Aerospace & Defense Total		3,599,181
Building Products – 0.2%
	American Standard Cos., Inc.	2,700	119,556
	Building Products Total		119,556
Commercial Services & Supplies – 1.4%
	Republic Services, Inc.	6,189	224,351
	Waste Management, Inc.	25,931	729,180
	Commercial Services & Supplies Total		953,531
Industrial Conglomerates – 0.9%
	General Electric Co.	18,055	622,897
	Industrial Conglomerates Total		622,897
Machinery – 3.5%
	Caterpillar, Inc.	13,000	700,830
	Deere & Co.	7,463	548,754
	Eaton Corp.	8,091	528,666
	Ingersoll-Rand Co., Ltd., Class A	7,800	609,726
	Machinery Total		2,387,976
	INDUSTRIALS TOTAL		7,683,141
INFORMATION TECHNOLOGY – 3.4%
Communications Equipment – 0.6%
	Nokia Oyj, ADR	23,029	367,313
	Communications Equipment Total		367,313
Computers & Peripherals – 2.5%
	Dell, Inc. (a)	5,700	230,679
	Hewlett-Packard Co.	33,000	812,460
	International Business Machines Corp.	8,098	675,859
	Computers & Peripherals Total		1,718,998
Semiconductors & Semiconductor Equipment – 0.3%
	Intel Corp.	7,615	206,671
	Semiconductors & Semiconductor Equipment Total		206,671
	INFORMATION TECHNOLOGY TOTAL		2,292,982
MATERIALS – 6.4%
Chemicals – 4.0%
	Air Products & Chemicals, Inc.	17,338	1,036,119
	Ashland, Inc.	4,900	301,105

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Dow Chemical Co.	14,200	680,890
	PPG Industries, Inc.	4,034	262,331
	Rohm and Haas Co.	10,300	474,418
	Chemicals Total		2,754,863
Containers & Packaging – 0.2%
	Bemis Co., Inc.	4,600	124,200
	Containers & Packaging Total		124,200
Metals & Mining – 0.7%
	Nucor Corp.	8,100	449,145
	Metals & Mining Total		449,145
Paper & Forest Products – 1.5%
	MeadWestvaco Corp.	16,855	492,503
	Weyerhaeuser Co.	7,663	528,594
	Paper & Forest Products Total		1,021,097
	MATERIALS TOTAL		4,349,305
TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 3.7%
	BellSouth Corp.	20,602	568,615
	SBC Communications, Inc.	33,694	823,819
	Verizon Communications, Inc.	32,775	1,121,888
	Diversified Telecommunication Services Total		2,514,322
	TELECOMMUNICATION SERVICES TOTAL		2,514,322
UTILITIES – 6.6%
Electric Utilities – 3.6%
	Entergy Corp.	11,449	892,335
	Exelon Corp.	21,600	1,156,032
	FPL Group, Inc.	9,396	405,155
	Electric Utilities Total		2,453,522
Independent Power Producers & Energy Traders – 1.9%
	Duke Energy Corp.	31,300	924,602
	TXU Corp.	3,987	345,434
	Independent Power Producers & Energy Traders Total		1,270,036
Multi - Utilities – 1.1%
	Dominion Resources, Inc.	4,837	357,261
	PG&E Corp.	11,494	432,519
	Multi - Utilities Total		789,780
	UTILITIES TOTAL		4,513,338
	Total Common Stocks (cost of $56,433,124)		66,561,924

		Par ($)	Value ($)
Short-Term Obligation – 3.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/29/05, due 08/01/05 at 3.170%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $2,207,481 (repurchase proceeds $2,159,570)	2,159,000	2,159,000

	Total Short-Term Obligation (cost of $2,159,000)		2,159,000

	Total Investments – 100.4% (cost of $58,592,124)(b)(c)		68,720,924

	Other Assets & Liabilities, Net – (0.4)%		(287,636)

	Net Assets – 100.0%		68,433,288

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $58,592,124.

(c)	Unrealized appreciation and depreciation at July 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$10,819,414	$(690,614)	$10,128,800

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	September 26, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	September 26, 2005